FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 9,674	$ 9,805
Fair value	9,674	9,805
Financial liabilities	76,842	66,006
Financial liabilities, at fair value	76,141	65,234
Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	770
Amortized cost | Borrowing
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	67,568	58,562
Financial liabilities, at fair value	66,867	57,790
Amortized cost | Borrowing | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	41	0
Amortized cost | Capital securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,396	2,256
Financial liabilities, at fair value	2,396	2,256
FVTPL | Capital securities - fund subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	439	577
Financial liabilities, at fair value	439	577
Derivatives | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	517	371
Financial liabilities, at fair value	517	371
Derivatives | FVTPL | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	676	167
Financial liabilities, at fair value	676	167
Loan payable | FVTPL | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2	171
Financial liabilities, at fair value	2	171
Accounts payable | Amortized cost | Other non-current liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	747	824
Financial liabilities, at fair value	747	824
Accounts payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,828	2,852
Financial liabilities, at fair value	3,828	2,852
Loans and notes payable | Amortized cost | Accounts payable and other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	669	226
Financial liabilities, at fair value	669	226
Amortized cost | Loans and notes receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	941	686
Fair value	941	686
Amortized cost | Other non-current assets | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	65	464
Fair value	65	464
Amortized cost | Other non-current assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	556	584
Fair value	556	584
Amortized cost | Accounts receivable and other assets | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,447	787
Fair value	1,447	787
Amortized cost | Accounts receivable and other assets | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	339	342
Fair value	339	342
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,768	4,020
Fair value	2,768	4,020
FVTPL | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,688	2,523
Fair value	2,688	2,523
FVTPL | Other non-current assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	495	170
Fair value	495	170
FVTPL | Accounts receivable and other assets | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	302	124
Fair value	302	124
FVTOCI | Other non-current assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	46	69
Fair value	46	69
FVTOCI | Accounts receivable and other assets | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	27	36
Fair value	27	36
Loans and receivables, category | Accounts receivable and other assets | Other receivables | Assets held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 26	$ 0